CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at beginning of period at Dec. 31, 2012	$ 84,204	$ 251,237	$ (192,408)	$ (8,058)	$ 134,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	77,509	0	77,509
Dividends on Preferred	2,856	0	(2,856)	0	0
Issuance of common stock	0	99,075	0	0	99,075
Share based compensation	0	1,238	0	0	1,238
Share based compensation withholding obligation	0	(513)	0	0	(513)
Accretion of preferred stock discount	146	0	(146)	0	0
Common stock warrant	0	1,484	0	0	1,484
Redemption of convertible preferred stock and common stock warrant	(87,206)	(1,348)	7,554	0	(81,000)
Other comprehensive income (loss)	0	0	0	(1,187)	(1,187)
Balances at end of the period at Dec. 31, 2013	0	351,173	(110,347)	(9,245)	231,581
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	18,021	0	18,021
Cash dividends declared	0	0	(4,129)	0	(4,129)
Issuance of common stock	0	97	0	0	97
Share based compensation	0	1,192	0	0	1,192
Other comprehensive income (loss)	0	0	0	3,609	3,609
Balances at end of the period at Dec. 31, 2014	0	352,462	(96,455)	(5,636)	250,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	0	20,017	0	20,017
Cash dividends declared	0	0	(5,896)	0	(5,896)
Repurchase of common stock	0	(13,498)			(13,498)
Issuance of common stock	0	112	0	0	112
Share based compensation	0	1,477	0	0	1,477
Share based compensation withholding obligation	0	(1,091)	0	0	(1,091)
Other comprehensive income (loss)	0	0	0	(400)	(400)
Balances at end of the period at Dec. 31, 2015	$ 0	$ 339,462	$ (82,334)	$ (6,036)	$ 251,092